Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
10.	Long-Term Debt

	December 31, 2015 $	December 31, 2014 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2016 to 2018	329,222	257,661
U.S. Dollar-denominated Term Loan due through 2016	50,415	—
U.S. Dollar-denominated Term Loan due through 2018	83,393	93,595
U.S. Dollar-denominated Term Loan due through 2018	108,333	116,667
U.S. Dollar-denominated Term Loan due through 2018	117,000	125,667
U.S. Dollar-denominated Term Loan due through 2021	271,991	285,274
U.S. Dollar-denominated Term Loan due through 2021	88,339	95,560
U.S. Dollar-denominated Term Loan due through 2026	430,965	450,000
Norwegian Kroner-denominated Bond due in 2017	79,158	93,934
Norwegian Kroner-denominated Bond due in 2018	101,775	120,773
Norwegian Kroner-denominated Bond due in 2020	113,083	—
Euro-denominated Term Loans due through 2023	241,798	284,993

Total principal	2,015,472	1,924,124
Unamortized discount and debt issuance costs	(16,263)	(17,143)

Total debt	1,999,209	1,906,981
Less current portion	197,197	157,088

Long-term debt	1,802,012	1,749,893

As at December 31, 2015, the Partnership had three revolving credit facilities available. The three credit facilities, as at such date, provided for borrowings of up to $459.2 million, of which $130.0 million was undrawn. Interest payments are based on LIBOR plus margins, which ranged from 0.55% to 1.10%. The amount available under the three revolving credit facilities reduces by $177.3 million (2016), $28.2 million (2017) and $253.7 million (2018). The revolving credit facilities may be used by the Partnership to fund general partnership purposes and to fund cash distributions. The Partnership is required to repay all borrowings used to fund cash distributions within 12 months of their being drawn, from a source other than further borrowings. One of the revolving credit facilities is unsecured while the other two revolving credit facilities are collateralized by first-priority mortgages granted on four of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts.

As at December 31, 2015, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $50.4 million. Interest payments on this loan are based on LIBOR plus 1.00% with a bullet repayment of $50.4 million due at maturity in 2016. This loan facility is collateralized by first-priority mortgages on the three vessels to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

As at December 31, 2015, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $83.4 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly interest and principal payments and a bullet repayment of $50.7 million due at maturity in 2018. This loan facility is collateralized by first-priority mortgages on the five vessels to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

As at December 31, 2015, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $108.3 million. Interest payments on this loan are based on LIBOR plus 2.80% and require quarterly interest and principal payments and a bullet repayment of $83.3 million due at maturity in 2018. This loan facility is collateralized by a first-priority mortgage on the one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

As at December 31, 2015, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $117.0 million. Interest payments on this loan are based on LIBOR plus 2.75% and require quarterly interest and principal payments and a bullet repayment of $95.3 million due at maturity in 2018. This loan facility is collateralized by a first-priority mortgage on the one vessel to which the loan relates, together with certain other related security, and is guaranteed by the Partnership.

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture, a consolidated entity of the Partnership. The Teekay Tangguh Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at December 31, 2015, totaled $272.0 million. Interest payments on the loan are based on LIBOR plus margins. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.63%. One tranche reduces in quarterly payments while the other tranche correspondingly is drawn up with a final $95.0 million bullet payment for each of two vessels due in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other security and is guaranteed by the Partnership.

As at December 31, 2015, the Partnership had a U.S. Dollar-denominated term loan outstanding in the amount of $88.3 million. Interest payments on one tranche under the loan facility are based on LIBOR plus 0.30%, while interest payments on the second tranche are based on LIBOR plus 0.70%. One tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with a final $20.0 million bullet payment for each of two vessels due at maturity in 2021. This loan facility is collateralized by first-priority mortgages on the two vessels to which the loan relates, together with certain other related security, and is guaranteed by Teekay Corporation.

The Partnership owns a 70% interest in Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture), a consolidated entity of the Partnership. The Teekay Nakilat Joint Venture has a U.S. Dollar-denominated term loan outstanding, which, as at December 31, 2015, totaled $431.0 million. Interest payments on this loan are based on LIBOR plus 1.85% and the loan facility requires quarterly interest and principal payments over the remaining term of the loan and will require bullet repayments of approximately $155.3 million due at maturity in 2026. This loan facility is collateralized by first-priority mortgages on the three vessels to which the loan relates, together with certain other related security and certain guarantees from the Teekay Nakilat Joint Venture.

The Partnership has Norwegian Kroner (or NOK) 700 million of senior unsecured bonds that mature in May 2017 in the Norwegian bond market. As at December 31, 2015, the carrying amount of the bonds was $79.2 million and the bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.25%. The Partnership has a cross-currency swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.88% (see Note 13) and the transfer of principal fixed at $125.0 million upon maturity in exchange for NOK 700 million.

The Partnership has NOK 900 million of senior unsecured bonds that mature in September 2018 in the Norwegian bond market. As at December 31, 2015, the carrying amount of the bonds was $101.8 million and the bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.35%. The Partnership has a cross-currency swap, to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.43% (see Note 13) and the transfer of principal fixed at $150.0 million upon maturity in exchange for NOK 900 million.

The Partnership has NOK 1,000 million of senior unsecured bonds that mature in May 2020 in the Norwegian bond market. As at December 31, 2015, the carrying amount of the bonds was $113.1 million and the bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 3.70%. The Partnership has a cross currency swap (see Note 13), to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 5.92% and the transfer of principal fixed at $134.0 million upon maturity in exchange for NOK 1,000 million.

The Partnership has two Euro-denominated term loans outstanding, which as at December 31, 2015, totaled 222.7 million Euros ($241.8 million). Interest payments are based on EURIBOR plus margins, which ranged from 0.60% to 2.25% as of December 31, 2015, and the loans require monthly interest and principal payments. The term loans have varying maturities through 2023. The term loans are collateralized by first-priority mortgages on two vessels to which the loans relate, together with certain other related security and are guaranteed by the Partnership and one of its subsidiaries.

The weighted-average effective interest rate for the Partnership’s long-term debt outstanding at December 31, 2015 and December 31, 2014 was 2.33% and 2.19%, respectively. This rate does not reflect the effect of related interest rate swaps that the Partnership has used to economically hedge certain of its floating-rate debt (see Note 13). At December 31, 2015, the margins on the Partnership’s outstanding revolving credit facilities and term loans ranged from 0.30% to 2.80%.

All Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Partnership’s NOK-denominated bonds, the Partnership’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Partnership’s cross-currency swaps, the Partnership incurred foreign exchange gains (losses) of $13.9 million, $28.4 million and ($15.8) million, which amounts were primarily unrealized, for the years ended December 31, 2015, 2014 and 2013, respectively.

The aggregate annual long-term debt principal repayments required after December 31, 2015 are $198.3 million (2016), $210.7 million (2017), $796.5 million (2018), $70.1 million (2019), $186.3 million (2020) and $553.6 million (thereafter).

The Partnership and a subsidiary of Teekay Corporation are borrowers under a loan arrangement and are joint and severally liable for the obligations to the lender. Obligations resulting from long-term debt joint and several liability arrangements are measured at the sum of the amount the Partnership agreed to pay, on the basis of its arrangement among the co-obligor, and any additional amount the Partnership expects to pay on behalf of the co-obligor. This loan arrangement matures in 2021 and as of December 31, 2015 had an outstanding balance of $173.9 million, of which $88.3 million was the Partnership’s share. Teekay Corporation has indemnified the Partnership in respect of any losses and expenses arising from any breach by the co-obligor of the terms and conditions of the loan facility.

Certain loan agreements require that (a) the Partnership maintains minimum levels of tangible net worth and aggregate liquidity, (b) the Partnership maintains certain ratios of vessel values as it relates to the relevant outstanding loan principal balance, (c) the Partnership not exceed a maximum amount of leverage, and (d) certain of the Partnership’s subsidiaries maintains restricted cash deposits. The Partnership has one facility that requires us to maintain a vessel-value-to-outstanding-loan-principal-balance ratio of 115%, which as at December 31, 2015, was 194%. The vessel value was determined using reference to second-hand market comparables or using a depreciated replacement cost approach. Since vessel values can be volatile, the Partnership’s estimates of market value may not be indicative of either the current or future prices that could be obtained if the Partnership sold any of the vessels. The Partnership’s ship-owning subsidiaries may not, among other things, pay dividends or distributions if the Partnership is in default under its term loans or revolving credit facilities. One of the Partnership’s term loans is guaranteed by Teekay Corporation and contains covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. As at December 31, 2015, the Partnership, and Teekay Corporation and their affiliates were in compliance with all covenants relating to the Partnership’s credit facilities and term loans.